SEGMENTAL INFORMATION - Gold and By Product Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Gold income	$ 4,480	$ 4,388	$ 3,903
By-product revenue	$ (102)	$ (113)	$ (126)
Gold, ounces | Three customers
Disclosure of operating segments [line items]
Percentage of gold sold to two customers	67.00%	67.00%	66.00%
Gold, ounces | ANZ Investment Bank Ltd
Disclosure of operating segments [line items]
Percentage of gold sold to two customers	24.00%	22.00%	23.00%
Gold, ounces | Standard Chartered Bank
Disclosure of operating segments [line items]
Percentage of gold sold to two customers	23.00%	31.00%	34.00%
Gold, ounces | JP Morgan Chase N.A London in the United Kingdom
Disclosure of operating segments [line items]
Percentage of gold sold to two customers	20.00%	14.00%	9.00%
Geographical segments
Disclosure of operating segments [line items]
Gold income	$ 4,480	$ 4,388	$ 3,903
United Kingdom
Disclosure of operating segments [line items]
Gold income	2,223	2,557	1,891
United Kingdom | Increase (decrease) due to corrections of prior period errors
Disclosure of operating segments [line items]
Gold income		491	445
Foreign entities
Disclosure of operating segments [line items]
Gold income	2,257	1,831	2,012
South Africa
Disclosure of operating segments [line items]
Gold income	120	103	110
South Africa | Increase (decrease) due to corrections of prior period errors
Disclosure of operating segments [line items]
Gold income		100	100
Ghana
Disclosure of operating segments [line items]
Gold income	169	0	0
North America
Disclosure of operating segments [line items]
Gold income	270	409	699
South America
Disclosure of operating segments [line items]
Gold income	31	33	34
Australia
Disclosure of operating segments [line items]
Gold income	1,081	967	890
Europe
Disclosure of operating segments [line items]
Gold income	586	319	279
Other | As previously reported
Disclosure of operating segments [line items]
Gold income		591	545
Operating segments
Disclosure of operating segments [line items]
Gold income	5,148	4,984	4,562
Gold income, excluding equity accounted investments	4,480	4,388	3,903
By-product revenue	(104)	(114)	(128)
Operating segments | Africa
Disclosure of operating segments [line items]
Gold income	3,068	2,981	2,644
By-product revenue	(5)	(4)	(5)
Operating segments | Australia
Disclosure of operating segments [line items]
Gold income	1,081	967	890
By-product revenue	(4)	(4)	(4)
Operating segments | Americas
Disclosure of operating segments [line items]
Gold income	999	1,036	1,028
By-product revenue	(95)	(106)	(119)
Operating segments | Kibali - Attributable 45% | Africa
Disclosure of operating segments [line items]
Gold income	668	596	659
By-product revenue	(2)	(1)	(2)
Operating segments | Kibali - Attributable 45% | Africa | As previously reported
Disclosure of operating segments [line items]
Gold income		596	659
Operating segments | Iduapriem | Africa
Disclosure of operating segments [line items]
Gold income	522	443	361
By-product revenue	0	(1)	(1)
Operating segments | Obuasi | Africa
Disclosure of operating segments [line items]
Gold income	439	431	204
By-product revenue	(1)	(1)	0
Operating segments | Siguiri | Africa
Disclosure of operating segments [line items]
Gold income	505	591	545
By-product revenue	0	0	(1)
Operating segments | Geita | Africa
Disclosure of operating segments [line items]
Gold income	934	920	875
By-product revenue	(2)	(1)	(1)
Operating segments | Sunrise Dam | Australia
Disclosure of operating segments [line items]
Gold income	495	410	416
By-product revenue	(1)	(1)	(1)
Operating segments | Tropicana - Attributable 70% | Australia
Disclosure of operating segments [line items]
Gold income	586	557	474
By-product revenue	(3)	(3)	(3)
Operating segments | Cerro Vanguardia | Americas
Disclosure of operating segments [line items]
Gold income	317	319	279
By-product revenue	(93)	(75)	(93)
Operating segments | AngloGold Ashanti Mineração | Americas
Disclosure of operating segments [line items]
Gold income	515	557	600
By-product revenue	(2)	(31)	(26)
Operating segments | Serra Grande | Americas
Disclosure of operating segments [line items]
Gold income	167	160	149
Elimination of intersegment amounts | Equity-accounted joint ventures included above
Disclosure of operating segments [line items]
Gold income	668	596	659
By-product revenue	$ (2)	$ (1)	$ (2)